Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
By Economic Activity Sector [Abstract]
Public sector	R$ 8,899,863	R$ 9,259,368
Public sector %	1.90%	2.30%
Oil, derivatives and aggregate activities	R$ 8,870,762	R$ 9,092,151
Oil, derivatives and aggregate activities %	1.90%	2.20%
Production and distribution of electricity	R$ 3,032	R$ 1,829
Production and distribution of electricity %	0.00%	0.00%
Other industries	R$ 26,069	R$ 165,388
Other industries %	0.00%	0.00%
Private sector	R$ 448,492,512	R$ 402,233,287
Private sector %	98.10%	97.70%
Companies	R$ 218,076,522	R$ 209,365,567
Companies %	47.70%	50.90%
Real estate and construction activities	R$ 21,695,592	R$ 25,267,761
Real estate and construction activities %	4.70%	6.10%
Retail	R$ 35,521,621	R$ 32,472,286
Retail %	7.80%	7.90%
Services	R$ 20,136,089	R$ 19,086,508
Services %	4.40%	4.60%
Transportation and concession	R$ 20,807,687	R$ 17,261,369
Transportation and concession %	4.50%	4.20%
Automotive	R$ 12,723,830	R$ 11,284,972
Automotive %	2.80%	2.70%
Food products	R$ 11,067,069	R$ 12,040,631
Food products %	2.40%	2.90%
Wholesale	R$ 14,327,816	R$ 11,467,168
Wholesale %	3.10%	2.80%
Production and distribution of electricity	R$ 2,868,563	R$ 4,784,015
Production and distribution of electricity %	0.60%	1.20%
Siderurgy and metallurgy	R$ 9,022,956	R$ 7,698,444
Siderurgy and metallurgy %	2.00%	1.90%
Sugar and alcohol	R$ 6,191,961	R$ 6,907,858
Sugar and alcohol %	1.40%	1.70%
Other industries	R$ 63,713,338	R$ 61,094,555
Other industries %	13.90%	14.80%
Individuals	R$ 230,415,990	R$ 192,867,720
Individuals %	50.40%	46.90%
Total portfolio	R$ 457,392,375	R$ 411,492,655
Total portfolio %	100.00%	100.00%
Impairment of loans and advances	R$ (33,863,659)	R$ (31,105,579)
Total of net loans and advances to customers	R$ 423,528,716	R$ 380,387,076